Advances From Federal Home Loan Bank (FHLB) And Other Borrowings (Advances from the FHLB summarized by year of maturity and weighted average interest rate) (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Federal Home Loan Bank, Advances, Fiscal Year Maturity [Abstract]
Due in Next Twelve Months	$ 23,680,000
Due in Year Three	20,500,000
Due in Year Four	7,500,000
Advances From FHLB	$ 51,680,000	$ 48,395,000
Federal Home Loan Bank, Advances, Maturities Summary, Average Interest Rate of Amounts Due [Abstract]
Weighted Rate of Amounts Due within One Year of Balance Sheet Date	1.22%
Weighted Rate, Two to Three Years from Balance Sheet Date	1.39%
Weighted Rate, Three to Four Years from Balance Sheet Date	1.58%
Federal Home Loan Bank, Advances, Weighted Rate	1.34%
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures [Abstract]
Federal Home Loan Bank, Advances, Collateral Pledged, Amortized Cost	$ 73,000,000	73,300,000
Federal Home Loan Bank, Advances, Collateral Pledged, Fair Value	$ 66,800,000	$ 71,100,000